Note 14 - Stock Based Compensation (Details Textual) - USD ($)	1 Months Ended				9 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016
Scenario, Forecast [Member]
Class of Warrant or Right, Expired	1,471	20,087	1,471
Options [Member]
Allocated Share-based Compensation Expense					$ 125,000	$ 470,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 76,000
Subsequent Event [Member]
Class of Warrant or Right, Expired				20,087
Class of Warrant or Right, Outstanding							43,116
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5